Convertible Preferred Stock (Details) - USD ($)			3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 01, 2025	Sep. 02, 2025	Mar. 31, 2026	Mar. 31, 2026	Sep. 30, 2025
Convertible Preferred Stock [Line Items]
Days for closing					30 years
Common stock conversion ratio				15:1
Gross proceeds				$ 40,000,000	$ 40,000,000
Net of debt issuance costs				3,899,698
Related Party [Member]
Convertible Preferred Stock [Line Items]
Investment				3,899,698
Investments made by related parties			$ 2,140,992	$ 2,140,992
Series B-3 Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Issuance of preferred stock		$ 1,339,478
Issuance of shares			701,349
Series B-3 Preferred Stock [Member] | Director [Member]
Convertible Preferred Stock [Line Items]
Offering amount		744,999
Series B-4 Preferred Stock [Member] | 2023 Convertible Notes [Member]
Convertible Preferred Stock [Line Items]
Conversion of convertible notes		9,191,035
Series B-5 preferred stock [Member] | 2024 Convertible Notes [Member]
Convertible Preferred Stock [Line Items]
Conversion of convertible notes		$ 2,119,835
Series B-2 [Member] | Convertible Preferred Shares [Member]
Convertible Preferred Stock [Line Items]
Common stock conversion ratio	15:1				15:1